Supplemental information on statement of cash flows (Tables)	6 Months Ended
Jun. 30, 2026
Supplemental Information On Statement Of Cash Flows
Schedule of supplemental information on statement of cash flows

	Jan-Jun/2026	Jan-Jun/2025
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	1,356	860
Transactions not involving cash
Purchase of property, plant and equipment on credit	334	211
Lease	5,557	8,155
Losses (reversals) on decommissioning costs	−	6
Use of tax credits and judicial deposits for the payment of contingencies	66	114
Earnout related to Atapu and Sépia fields	205	49

Schedule of reconciliation of depreciation, depletion and amortization with statements of cash flows

	Jan-Jun/2026	Jan-Jun/2025
Depreciation and depletion of Property, plant and equipment	10,505	8,345
Amortization of Intangible assets	94	72
Capitalized depreciation	(2,130)	(1,387)
Depreciation of right of use - recovery of PIS/COFINS	(95)	(86)
Depreciation, depletion and amortization in the Statements of Cash Flows	8,374	6,944